STOCK COMPENSATION PAYABLE	3 Months Ended
Mar. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

NOTE 7. STOCK COMPENSATION PAYABLE

On April 4, 2014, the Board of Directors authorized the issuance of, and the Company issued, an aggregate of 975,000 shares of the Company’s common stock under the 2012 Plan to the members of the Board of Directors as compensation for their services through March 31, 2014. These shares were valued at $.20 per share, for a total expense of $195,000 which has been included in the Company’s Condensed Consolidated Statement of Operations for the period ended March 31, 2014..